Cover	May 31, 2023
Cover [Abstract]
Entity Registrant Name	Accredited Solutions, Inc.
Entity Central Index Key	0001464865
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	May 31, 2023
Entity Tax Identification Number	45-2578051
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	000-54509
Entity Address Address Line 1	9980 South 300 West
Entity Address Address Line 2	Suite 200
Entity Address City Or Town	Sandy
Entity Address State Or Province	UT
Entity Address Postal Zip Code	84070
City Area Code	1-800
Local Phone Number	947-9197